UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/10

     The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund
-Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund
March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--111.3%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	661,000	645,301
Agriculture--.9%
Altria Group,
Gtd. Notes	9.70	11/10/18	945,000	1,163,776
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	890,000	959,805
				2,123,581
Asset-Backed Ctfs./Auto Receivables--3.2%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	800,000 a	800,000
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	280,000	288,107
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	894,110 a	832,507
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	957,388	973,187
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000	200,064
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	525,000 a,b	524,814
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	490,000 b	515,291
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,025,000 a	1,100,611
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. D	5.41	5/15/13	48,990	48,971
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	1/15/11	555,227 a	558,683
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	300,000 b	309,390
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,725,000	1,787,746
				7,939,371
Asset-Backed Ctfs./Home Equity Loans--1.2%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	146,047 c	134,076
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.57	10/25/35	517,652 b,c	486,467
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.68	5/25/35	216,696 b,c	213,159
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	129,190 c	110,173
First Franklin Mortgage Loan Asset

Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.65	3/25/35	434,871 b,c	428,350
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.70	7/25/35	195,580 b,c	191,983
JPMorgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.30	10/25/36	279,773 b,c	266,265
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.38	1/25/36	157,085 b,c	150,853
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	2.57	12/27/33	302,829 b,c	250,785
Option One Mortgage Loan Trust,
Ser. 2004-2, Cl. M2	1.30	5/25/34	238,837 c	168,821
Securitized Asset Backed
Receivables, Ser. 2004-OP2,
Cl. M2	1.30	8/25/34	779,343 b,c	548,153
				2,949,085
Asset-Backed Ctfs./Manufactured Housing--.4%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	87,708 b	87,844
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000 c	979,636
				1,067,480
Automobiles--.4%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	720,000	752,400
Lear,
Gtd. Notes	7.88	3/15/18	120,000	121,950
Lear,
Gtd. Notes	8.13	3/15/20	235,000	239,994
				1,114,344
Banks--7.1%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	1,090,000	1,236,375
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	160,000	164,685
Barclays Bank,
Sub. Notes	10.18	6/12/21	500,000 a	653,705
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	1,570,000	1,900,105
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,655,000	1,740,247
Citigroup,
Unscd. Notes	8.50	5/22/19	650,000	759,914
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	350,000 b	359,910
Credit Suisse,
Sub. Notes	5.40	1/14/20	635,000	641,170
Goldman Sachs Group,
Sr. Notes	5.38	3/15/20	390,000	387,129
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	247,000	247,457
JPMorgan Chase & Co.,

Sr. Unscd. Notes	6.00	1/15/18	945,000	1,027,594
Lloyds TSB Bank,
Bank Gtd. Notes	5.80	1/13/20	1,200,000 a	1,172,976
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	625,000 c	575,250
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,970,000	1,960,985
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	565,000 b	613,295
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	265,000	269,637
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	577,000 b	585,575
UBS,
Sr. Unscd. Notes	3.88	1/15/15	1,225,000	1,209,808
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	2,005,000 c	2,080,188
				17,586,005
Building & Construction--.3%
Masco,
Sr. Unscd. Notes	7.13	3/15/20	620,000	627,418
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	595,000	720,983
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	185,000 a,d	191,013
Consol Energy,
Gtd. Notes	8.25	4/1/20	215,000 a,d	221,988
				413,001
Commercial & Professional Services--1.2%
Aramark,
Gtd. Notes	8.50	2/1/15	712,000 e	731,580
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	1,425,000 a	1,544,100
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	600,000	627,000
				2,902,680
Commercial Mortgage Pass-Through Ctfs.--11.0%
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	410,000 c	398,645
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	1,468,244 b,c	1,511,611
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	1,015,000 c	1,035,634
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	875,000 c	942,564
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,

Cl. A4	5.74	9/11/42	1,275,000 c	1,315,327
Bear Stearns Commercial Mortgage
Securities, Ser. 1998-C1,
Cl. A2	6.44	6/16/30	618 b	617
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.42	5/15/23	936,624 a,b,c	903,854
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	2,725,000 a,b	2,874,875
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	620,000 a,b	655,650
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,655,000 a,b	1,750,163
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	1,095,000 a	1,157,963
Crown Castle Towers,
Ser. 2006-1A, Cl. F	6.65	11/15/36	530,000 a	561,964
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	202,777 b	202,796
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	1,050,000 c	1,094,183
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	460,042 b	474,525
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.50	3/6/20	2,965,000 a,c	2,641,787
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.69	3/6/20	1,120,000 a,b,c	965,493
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.30	3/6/20	650,000 a,c	530,181
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	750,000 b	761,068
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,485,000 b	1,519,214
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	225,000 a	241,031
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	825,000 a,c	863,194
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	147,657 b	147,658
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	641,263 b,c	649,924

Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	350,000 b,c	354,813
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	1,110,000 c	1,168,482
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	1,005,000 c	1,040,899
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A2	6.40	2/15/31	6,105 b	6,268
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	7,458 b	7,660
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	375,000 a	387,656
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	940,000 c	1,017,902
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	309,762 b	315,782
				27,499,383
Diversified Financial Services--5.2%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000 c	610,000
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	825,000 a	868,290
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	855,000	1,008,117
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	648,000	772,170
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,195,000	1,260,709
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	775,000 a	868,000
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	850,000	877,503
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,145,000 a	1,168,197
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	695,000 a	724,074
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	305,000 a	356,871
Invesco,
Gtd. Notes	5.38	2/27/13	595,000	616,765
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	633,000	681,095
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	420,000 e	437,850
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	950,000	945,250
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,240,000 a	1,328,517
Reynolds Group,
Sr. Scd. Notes	7.75	10/15/16	520,000 a	536,900
				13,060,308

Electric Utilities--2.9%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,215,000	1,242,337
AES,
Sr. Unscd. Notes	8.00	10/15/17	70,000	71,400
Consumers Energy,
First Mortgage Bonds, Ser. D	5.38	4/15/13	465,000	505,782
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	840,000 a	913,902
Exelon Generation Co.,
Sr. Unscd. Notes	5.20	10/1/19	660,000	667,979
FirstEnergy Solutions,
Gtd. Notes	6.05	8/15/21	239,000	239,796
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	548,000	610,128
Nevada Power,
Mortgage Notes	6.50	8/1/18	775,000	847,305
NiSource Finance,
Gtd. Notes	5.25	9/15/17	760,000	764,989
NRG Energy,
Gtd. Notes	7.38	1/15/17	650,000	645,125
Progress Energy,
Sr. Unscd. Notes	7.05	3/15/19	590,000	666,878
				7,175,621
Environmental Control--.8%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	250,000	271,900
Republic Services,
Gtd. Notes	5.50	9/15/19	515,000 a	528,403
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	620,000	666,054
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	596,000	642,517
				2,108,874
Food & Beverages--1.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	1,385,000 a	1,791,862
Diageo Capital,
Gtd. Notes	7.38	1/15/14	710,000	826,373
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	635,000	689,180
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	595,000 e	603,925
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	670,000	676,700
				4,588,040
Foreign/Governmental--1.1%
Banco Nacional de Desenvolvimiento
Economico e Social, Notes	5.50	7/12/20	540,000 a	537,300
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	670,000	731,305
Province of Quebec Canada,

Unscd. Notes	4.60	5/26/15	585,000	628,240
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	744,000	799,800
				2,696,645
Health Care--1.1%
Boston Scientific,
Sr. Unscd. Notes	6.25	11/15/15	668,000	679,836
Community Health Systems,
Gtd. Notes	8.88	7/15/15	715,000	741,812
Davita,
Gtd. Notes	6.63	3/15/13	727,000	735,179
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	600,000	575,488
				2,732,315
Lodging & Entertainment--.4%
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	300,000	315,750
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	575,000 a	586,500
				902,250
Manufacturing--.4%
Bombardier,
Sr. Notes	7.75	3/15/20	355,000 a	372,750
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	675,000 a	710,437
				1,083,187
Media--5.2%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	100,000	107,375
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	15,000 a,e	15,656
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	585,000 a	614,250
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000 a	612,496
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	560,000 a	599,200
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	430,000 a	473,000
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	220,000 a,b	229,367
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	610,000	684,044
Discovery Communications,
Gtd. Notes	5.63	8/15/19	255,000	266,681
Echostar DBS,
Gtd. Notes	7.75	5/31/15	900,000	945,000
News America,
Gtd. Notes	6.15	3/1/37	720,000	712,013
News America,
Gtd. Notes	6.65	11/15/37	515,000	543,382
News America Holdings,

Gtd. Debs.	7.70	10/30/25	945,000	1,052,422
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,070,000	1,127,476
TCI Communications,
Sr. Unscd. Bonds	7.88	2/15/26	765,000	878,938
Time Warner,
Gtd. Notes	5.88	11/15/16	1,960,000	2,144,328
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	955,000	1,024,052
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	865,000	968,066
				12,997,746
Mining--1.2%
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	335,000	383,669
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	590,000	657,255
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	645,000	709,512
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	505,000	603,475
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	495,000	608,850
				2,962,761
Office And Business Equipment--.2%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000	249,390
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000	359,561
				608,951
Oil & Gas--2.4%
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	535,000	584,488
EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000	654,514
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	585,000	678,818
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	370,000 b	435,328
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	165,000	168,300
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	680,000	729,926
Petrohawk Energy,
Gtd. Notes	7.88	6/1/15	80,000	81,900
Petrohawk Energy,
Gtd. Notes	9.13	7/15/13	80,000	83,900
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	385,000	426,869
Range Resouces,
Gtd. Notes	8.00	5/15/19	895,000	959,888
Sempra Energy,

Sr. Unscd. Notes	6.50	6/1/16	565,000	632,019
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	500,000	501,040
				5,936,990
Packaging & Containers--.1%
Crown Americas,
Gtd. Notes	7.63	11/15/13	288,000	298,080
Paper & Paper Related--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	315,000 a	327,600
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	485,000 a	531,075
				858,675
Pipelines--1.2%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	10,000	10,735
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	400,000	410,236
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	760,000	815,100
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	895,000	1,005,868
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000	626,693
				2,868,632
Property & Casualty Insurance--3.2%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	745,000	811,009
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	565,000	621,970
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	100,000	89,361
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	263,000	257,503
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	785,000 a	839,210
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,098,000	1,152,639
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	1,000,000 a,b	1,009,272
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,035,000	1,244,908
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	970,000	999,582
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	175,000	184,162
Willis North America,
Gtd. Notes	6.20	3/28/17	440,000	446,387
Willis North America,
Gtd. Notes	7.00	9/29/19	390,000	409,111
				8,065,114
Real Estate--3.3%

Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	645,000	681,684
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000 d	112,159
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000	569,743
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	245,000	253,596
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	375,000	375,227
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000	406,312
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	230,000	224,823
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	575,000 b	605,554
HRPT Properties Trust,
Sr. Unscd. Notes	0.86	3/16/11	541,000 b,c	532,549
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	290,000	281,501
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	485,000 b	485,290
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000	192,943
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000 b	354,324
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	565,000	571,538
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000	187,215
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000	329,921
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	932,000	930,075
WEA Finance,
Gtd. Notes	7.13	4/15/18	895,000 a	969,738
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000 a	274,475
				8,338,667
Residential Mortgage Pass-Through Ctfs.--.2%
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.60	5/25/36	547,062 b,c	439,045
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.22	4/30/30	23,223 b,c	14,919
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1	0.33	10/25/37	25,979 a,b,c	25,536
				479,500
Retail--1.0%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	560,000	605,082
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	539,008 a	627,652

Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	499,000	485,845
Staples,
Gtd. Notes	9.75	1/15/14	570,000	691,589
				2,410,168
State/Territory General Obligations--2.5%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	835,000	699,463
Los Angeles Unified School
District Build America, Bonds	6.76	7/1/34	520,000	538,117
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	775,000	624,301
New York City Build America,
Bonds	5.99	12/1/36	630,000	623,732
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	655,000	677,840
State of Illinois,
Taxable Bonds	4.42	1/1/15	675,000	681,021
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,753,000	2,341,674
				6,186,148
Steel--.3%
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	585,000	744,725
Telecommunications--2.6%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	1,465,000	1,567,439
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	1,180,000 a	1,292,100
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	1,420,000	1,553,179
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	630,000	660,420
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	305,000	328,206
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	605,000	703,377
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	370,000 a	410,700
				6,515,421
Textiles--.4%
Mohawk Industries,
Sr. Unscd. Notes	6.50	1/15/11	970,000 b	1,013,650
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	145,000	155,889
U.S. Government Agencies--.4%
Federal National Mortgage

Association, Bonds, Ser. 1	4.75	11/19/12	853,000 f	923,248
U.S. Government Agencies/Mortgage-Backed--22.6%
Federal Home Loan Mortgage Corp:
3.50%, 9/1/10			145,109 f	145,667
4.50%, 4/1/10			7,522 f	7,541
5.00%, 1/1/40			2,492,967 f	2,577,695
5.50%, 1/1/34 - 7/1/38			1,018,637 f	1,078,690
6.00%, 6/1/22 - 11/1/37			279,602 f	301,250
7.00%, 11/1/31			138,212 f	155,076
Federal National Mortgage Association:
5.00%			9,320,000 d,f	9,662,912
5.50%			19,110,000 d,f	20,280,253
6.00%			8,930,000 d,f	9,568,268
3.53%, 7/1/10			1,184,214 f	1,187,696
4.00%, 5/1/10			360,278 f	360,555
4.06%, 6/1/13			48,000 f	50,309
4.50%, 11/1/14			8,758 f	9,062
4.90%, 1/1/14			389,327 f	417,888
5.00%, 10/1/11 - 1/1/36			2,788,471 f	2,891,574
5.50%, 11/1/24 - 9/1/34			2,672,738 f	2,837,211
6.00%, 7/1/17 - 1/1/38			4,219,610 f	4,490,055
6.50%, 12/1/15			2,939 f	3,183
7.00%, 11/1/31 - 6/1/32			33,017 f	37,134
7.50%, 2/1/29 - 11/1/29			4,762 f	5,374
8.50%, 6/1/12			760 f	808
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12			10,674 b,f	10,668
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11			296,731 b,f	296,599
Government National Mortgage Association I:
6.00%, 1/15/32			1,930	2,094
6.50%, 7/15/32			3,426	3,748
8.00%, 8/15/25 - 11/15/26			25,928	29,805
9.00%, 2/15/21			10,249	11,773
				56,422,888
U.S. Government Securities--23.9%
U.S. Treasury Bonds:
4.25%, 5/15/39			5,005,000	4,639,014
5.25%, 11/15/28			1,465,000	1,595,477
7.50%, 11/15/24			1,160,000	1,558,207
U.S. Treasury Notes:
1.00%, 8/31/11			1,700,000	1,708,367
1.38%, 9/15/12			595,000	596,488
2.00%, 11/30/13			26,760,000	26,814,376
3.25%, 7/31/16			8,305,000	8,393,897
3.50%, 2/15/18			3,738,000	3,750,560
3.88%, 10/31/12			10,225,000	10,886,435
				59,942,821
Total Bonds and Notes
(cost $269,712,705)				277,665,946
			Face Amount
			Covered by

Options--.1%	Contracts ($)	Value ($)
Call Options--.1%
10-Year USD LIBOR-BBA,
February 2011 @ 3.631	8,080,000 g	89,190
U.S. Treasury 10 Year Notes,
May 2010 @ 118	13,000,000 g	46,719
		135,909
Put Options--.0%
3-Month USD LIBOR-BBA,
May 2010 @ 2.805	12,345,000 g	34,183
Total Options
(cost $266,143)		170,092
	Principal
Short-Term Investments--2.3%	Amount ($)	Value ($)
U.S. Treasury Bills
0.04%, 4/22/10	2,200,000	2,199,820
0.10%, 4/15/10	3,500,000	3,499,800
Total Short-Term Investments
(cost $5,699,810)		5,699,620

Other Investment--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,309,861)	4,309,861 [h]	4,309,861
Investment of Cash Collateral for
Securities Loaned--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,731,886)	1,731,886 [h]	1,731,886
Total Investments (cost $281,720,405)	116.1%	289,577,405
Liabilities, Less Cash and Receivables	(16.1%)	(40,192,402)
Net Assets	100.0%	249,385,003

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities had a total market value of $41,277,538 or 16.6% of net assets.
b	Held by broker as collateral for open options positions.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a forward commitment basis.
e	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$1,670,215 and the total market value of the collateral held by the fund is $1,731,886.
f	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $281,720,405. Net unrealized appreciation on investments was $7,857,000 of which $10,325,666 related to appreciated investment securities and $2,468,666 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
March 31, 2010 (Unaudited)

					Unrealized
		Market Value			Appreciation/
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 3/31/2010 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	90	10,335,938	June 2010		(61,102)
U.S. Long Bond	31	3,599,875	June 2010		24,154
Financial Futures Short
U.S. Treasury 10 Year Notes	106	(12,322,500)	June 2010		130,259

Gross Unrealized Appreciation					154,413
Gross Unrealized Depreciation					(61,102)

STATEMENT OF OPTIONS WRITTEN
March 31, 2010 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2012 @ 4.70			6,300,000	a	(289,342)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76			12,000,000	a	(542,722)
U.S. Treasury 10 Year Notes,
May 2010 @ 118			260,000	a	(44,689)
Put Options:
2-Year USD LIBOR-BBA,
April 2010 @ 2.25			36,699,000	a	-
10-Year USD LIBOR-BBA,
December 2010 @ 5.045			2,440,000	a	(20,975)
10-Year USD LIBOR-BBA,
February 2011 @ 5.364			8,080,000	a	(58,637)
10-Year USD LIBOR-BBA,
February 2012 @ 4.70			6,300,000	a	(289,341)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76			12,000,000	a	(726,307)
U.S. Treasury 5 Year Notes,
May 2010 @ 114.50			109,000	a	(58,758)
(Premiums received $2,640,825)					(2,030,771)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

At March 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Argentine Peso,
Expiring 4/12/2010	4,840,000	1,247,584	1,248,583	999
Brazilian Real,
Expiring 4/12/2010	2,250,000	1,253,552	1,262,097	8,545
Canadian Dollar,
Expiring 4/28/2010	1,265,000	1,242,053	1,245,497	3,444
Indonesian Rupiah,
Expiring 4/12/2010	11,607,580,000	1,249,470	1,272,779	23,309
Malaysian Ringgit,
Expiring 4/28/2010	2,050,000	614,398	627,489	13,091
Philippines Peso,
Expiring 4/12/2010	57,500,000	1,248,101	1,270,729	22,628
Russian Ruble,
Expiring 4/12/2010	37,430,000	1,247,562	1,269,763	22,201
South Korean Won,
Expiring 4/28/2010	3,482,475,000	3,053,865	3,074,464	20,599
Sales:		Proceeds ($)
Euro,
Expiring 4/28/2010	7,620,000	10,325,252	10,292,266	32,986
Gross Unrealized Appreciation				147,802

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Significant Observable		Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	65,642,441	-	65,642,441
Asset-Backed	-	11,955,936	-	11,955,936
Corporate Bonds+	-	111,559,377	-	111,559,377
Foreign Government	-	2,696,645	-	2,696,645
Municipal Bonds	-	6,186,148	-	6,186,148
U.S. Government Agencies/Mortgage-Backed	-	57,346,136	-	57,346,136
Residential Mortgage-Backed	-	479,500	-	479,500
Commercial Mortgage-Backed	-	27,499,383	-	27,499,383
Mutual Funds	6,041,747	-	-	6,041,747
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	147,802	-	147,802
Options	46,719	123,373	-	170,092
Futures	154,413	-	-	154,413
Liabilities ($)
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	-	-	-
Options	(103,447)	(1,927,324)	-	(2,030,771)
Futures	(61,102)	-	-	(61,102)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2010 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--99.4%		Rate (%)	Date	Amount ($)	Value ($)
Australia--1.4%
Queensland Treasury,
Gov't. Gtd. Notes, Ser. 13G	AUD	6.00	8/14/13	800,000 a	744,490
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	190,000	209,004
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	100,000 a	152,046
					1,105,540
Belgium--.4%
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/34	210,000 a	319,797
Brazil--2.0%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	274,000 a	1,422,646
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	250,000 a,b	160,612
					1,583,258
Canada--2.2%
Bombardier,
Sr. Notes		7.75	3/15/20	215,000 c	225,750
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	275,000 a	402,077
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	225,000	242,026
Teck Resources,
Sr. Scd. Notes		10.25	5/15/16	170,000	203,150
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	370,000	455,100
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	145,000	177,269
					1,705,372
Denmark--.5%
NYKREDIT,
Sub. Notes	EUR	4.90	9/22/49	320,000 a,d	401,956
France--8.1%
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	75,000 a	115,216
Government of France,
Bonds	EUR	4.00	10/25/14	2,305,000 a	3,360,011
Government of France,
Bonds	EUR	4.25	10/25/18	1,032,000 a	1,507,644
Government of France,
Bonds	EUR	4.75	4/25/35	210,000 a	317,276
Lafarge,
Sr. Unscd. Notes	EUR	5.50	12/16/19	75,000 a	103,039
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	120,000 a	194,671
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	100,000 a	146,948
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	100,000 a	154,866
Societe Generale,
Jr. Sub. Notes	EUR	7.76	5/22/49	50,000 a,d	67,871
Veolia Environnement,
Sr. Unsub. Notes	EUR	6.13	11/25/33	130,000 a	200,178
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	150,000 a	243,567
					6,411,287
Germany--7.1%
Bundesrepublik Deutschland,
Bonds, Ser. 05	EUR	4.00	1/4/37	390,000 a	539,155
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.50	1/4/13	205,000 a	300,769

Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	1,710,000 a	2,521,974
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	505,000 a	748,638
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	370,000 a,c	535,713
Heidelbergcement,
Gtd. Notes	EUR	8.50	10/31/19	570,000 a	805,466
KFW,
Gtd. Notes		3.50	3/10/14	125,000	130,199
					5,581,914
Greece--1.0%
Hellenic Republic,
Bonds	EUR	6.25	6/19/20	320,000 a	415,336
Hellenic Republic,
Sr. Unscd. Bonds	EUR	4.60	9/20/40	365,000 a	365,311
					780,647
Hungary--2.0%
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	187,000,000 a	958,647
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	127,000,000 a	632,883
					1,591,530
Indonesia--2.0%
Indonesia Government,
Bonds, Ser. FR23	IDR	11.00	12/15/12	5,925,000,000 a	704,522
Indonesia Government,
Notes	IDR	11.50	9/15/19	5,000,000,000 a	641,661
Indonesia Government,
Notes	IDR	11.50	9/15/19	1,930,000,000 a	247,681
					1,593,864
Ireland--.3%
Principal Financial Global Funding II,
Sr. Scd. Notes	EUR	4.50	1/26/17	200,000 a	259,828
Italy--6.0%
Atlantia,
Gtd. Notes	EUR	5.63	5/6/16	120,000 a	179,533
Atlantia,
Gtd. Notes	EUR	1.10	6/9/11	300,000 a,d	405,166
Buoni Poliennali Del Tes,
Bonds,	EUR	3.75	8/1/15	2,680,000 a	3,803,299
Finmeccanica,
Sr. Notes	EUR	4.88	3/24/25	80,000 a	109,000
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	125,000 a	206,206
					4,703,204
Japan--10.7%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	27,000,000 a	261,840
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000 a	1,342,083
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	417,750,000 a	4,698,211
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	217,800,000 a	2,087,595
					8,389,729
Luxembourg--1.4%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000 c	319,285
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	140,000 c	145,657
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	300,000 c	333,000
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	220,000 a,c	331,316
					1,129,258
Mexico--2.3%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	235,000 c	232,854

Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	8,775,000 a	724,641
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	8,800,000 a	840,017
					1,797,512
Netherlands--4.0%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000 a	191,242
Deutsche Telekom International Finance,
Gtd. Notes	EUR	5.75	4/14/15	180,000 a	272,864
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	195,000 a	290,116
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000 a	146,718
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	110,000 a	155,718
Netherlands Government,
Bonds	EUR	4.00	7/15/18	825,000 a	1,191,308
Netherlands Government,
Bonds	EUR	4.00	1/15/37	320,000 a	437,426
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	100,000 a	145,890
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000 a	164,470
Shell International Finance,
Gtd. Notes		6.38	12/15/38	135,000	149,177
					3,144,929
Norway--.4%
DNB Nor Bank,
Sub. Notes	EUR	0.86	5/30/17	100,000 a,d	130,407
Yara International ASA,
Notes		7.88	6/11/19	150,000 c	175,299
					305,706
Poland--1.0%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,205,000 a	786,821
South Korea--.2%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000 a	159,589
Spain--1.8%
Spanish Government,
Sr. Unsub. Bonds	EUR	4.10	7/30/18	1,010,000 a	1,414,779
Sweden--2.9%
Svenska Handelsbanken,
Jr. Sub. Notes	EUR	4.19	12/16/49	160,000 a,d	199,897
Svenska Handelsbanken AB,
Sr. Notes		5.13	3/30/20	571,000 c	572,189
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	10,105,000 a	1,528,407
					2,300,493
Switzerland--.8%
Credit Suisse Group Capital II,
Bank Gtd. Notes	EUR	7.97	12/29/49	125,000 a,d	171,365
Credit Suisse Group Capital V,
Bank Gtd. Notes	EUR	6.91	11/7/49	200,000 a,d	276,210
Credit Suisse London,
Sr. Unscd. Notes	EUR	6.13	5/16/14	105,000 a	159,246
					606,821
United Kingdom--7.3%
ASIF III Jersey,
Sr. Scd. Notes	EUR	5.50	3/7/11	225,000 a	309,131
Barclays Bank,
Sub. Notes	EUR	4.88	12/15/49	170,000 a,d	187,134
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	215,000 a	312,699
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	190,000 a	315,929
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	450,000 a	624,510

Lloyds TSB Bank,
Bank Gtd. Bonds		4.38	1/12/15	355,000 c	350,325
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000	83,503
National Grid Gas PLC,
Gtd. Notes	GBP	7.00	12/16/24	70,000 a	123,173
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000 a	173,209
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	265,000 a	379,639
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	350,000 a	530,654
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	945,000 a	1,376,082
United Kingdom Gilt,
Bonds	GBP	4.50	3/7/19	400,000 a	637,522
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/12	205,000 a	334,017
					5,737,527
United States--33.6%
AES,
Sr. Unscd. Notes		7.75	10/15/15	165,000	168,713
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	260,000	259,974
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000 c	278,159
Aramark,
Gtd. Notes		8.50	2/1/15	275,000	282,563
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	250,000	267,702
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000 a	153,611
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	170,000	183,686
Ball,
Gtd. Notes		7.38	9/1/19	295,000	312,331
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	225,000	235,557
Bank of America,
Sr. Notes		6.50	8/1/16	220,000	238,128
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.63	4/12/38	205,000 d	214,822
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	150,000 d	153,049
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	85,000 d	87,689
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000 a	293,533
BNP Paribas Capital Trust VI,
Sub. Bonds	EUR	5.87	10/16/49	195,000 a,d	262,064
Bombardier,
Sr. Unscd. Notes		6.30	5/1/14	100,000 c,e	104,250
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000 a	286,241
CC Holdings GS V,
Sr. Scd. Notes		7.75	5/1/17	170,000 c	186,150
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	220,000	223,850
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	495,000 a	651,861
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.89	12/10/49	255,000 d	254,403
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	340,000	347,960
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	20,000 b,c	20,875
Clear Channel Worldwide,
Gtd. Notes		9.25	12/15/17	345,000 c	362,250
Consol Energy,
Gtd. Notes		8.00	4/1/17	120,000 c	123,900

Consol Energy,
Gtd. Notes		8.25	4/1/20	150,000 c	154,875
Consumers Energy,
First Mortgage Bonds, Ser. D		5.38	4/15/13	140,000	152,278
Consumers Energy,
First Mortgage Bonds, Ser. P		5.50	8/15/16	45,000	48,012
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	305,000 c	326,350
DirecTV Holdings,
Gtd. Notes		5.88	10/1/19	145,000 c,e	151,174
Discovery Communications,
Gtd. Notes		5.63	8/15/19	190,000	198,704
Dish DBS,
Gtd. Notes		7.13	2/1/16	105,000	107,494
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	145,000	175,702
Duke Realty,
Sr. Unscd. Notes		6.75	3/15/20	163,000	166,200
Echostar DBS,
Gtd. Notes		7.75	5/31/15	320,000	336,000
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	335,000	343,572
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	175,000	203,759
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	325,000	320,627
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000	160,654
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	489,000	544,742
Frontier Communications,
Sr. Unscd. Notes		8.13	10/1/18	195,000	195,975
GE Capital Trust IV,
Sub. Bonds	EUR	4.63	9/15/66	175,000 a,d	198,547
General Electric Capital,
Sr. Unscd. Notes		5.88	1/14/38	285,000	271,864
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	120,000 c	124,800
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	206,000 c	215,270
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	62,621	62,962
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	128,408	132,158
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	250,000	286,173
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	150,000	162,750
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	325,000 c	331,584
HCA,
Sr. Scd. Notes		7.88	2/15/20	640,000 c	671,600
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	3/24/49	370,000 a,d	478,504
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	270,000 c	281,475
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	295,000	308,275
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	225,000	239,996
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	5.25	5/8/13	150,000 a	219,304
JPMorgan Chase Commercial Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	265,000 d	280,193
JPMorgan Chase Commercial Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	680,000 c	720,957
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	25,000 b	26,182
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000	185,439

Kingdom of Bahrain,
Bonds		5.50	3/31/20	165,000 c	164,335
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	150,000 a	229,305
Lamar Media,
Gtd. Notes		6.63	8/15/15	331,000	323,139
Lear,
Gtd. Notes		8.13	3/15/20	140,000	142,975
Lear,
Gtd. Notes		7.88	3/15/18	70,000	71,138
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	8.63	4/1/13	100,000 a	139,793
Marathon Oil,
Sr. Unscd. Notes		7.50	2/15/19	100,000 e	117,656
Masco,
Sr. Unscd. Notes		7.13	3/15/20	380,000	384,546
Meccanica Holdings USA,
Gtd. Notes		7.38	7/15/39	125,000 c	137,605
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	114,462	116,258
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		5.91	6/12/46	155,000 d	163,166
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	6/10/14	210,000 c	222,638
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	300,000 c	322,304
MGM Mirage,
Sr. Scd. Notes		11.13	11/15/17	315,000 c	355,950
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4		5.65	6/11/42	35,000 d	36,250
Morgan Stanley,
Sr. Unscd. Notes		7.30	5/13/19	165,000	182,601
Morgan Stanley,
Sr. Unscd. Notes	EUR	5.50	10/2/17	115,000 a	162,220
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	130,000 c	139,152
New Communications Holdings,
Sr. Notes		8.25	4/15/17	160,000 c	163,600
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	152,000	153,900
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	25,000	25,500
News America,
Gtd. Notes		6.90	3/1/19	155,000	176,450
NRG Energy,
Gtd. Notes		7.38	1/15/17	325,000	322,563
Pacific Gas & Electric,
Sr. Unscd. Notes		8.25	10/15/18	90,000	110,043
Peabody Energy,
Gtd. Notes		7.38	11/1/16	210,000	223,125
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	95,000	96,544
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	315,000 b,c	321,300
Pepsico,
Sr. Unscd. Notes		7.90	11/1/18	125,000	155,071
Petrohawk Energy,
Gtd. Notes		7.88	6/1/15	55,000	56,306
Petrohawk Energy,

Gtd. Notes		9.13	7/15/13	45,000	47,194
Petrohawk Energy,
Gtd. Notes		10.50	8/1/14	195,000	216,206
PFIZER,
Sr. Unscd. Notes		5.35	3/15/15	215,000	237,158
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	100,000	97,759
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000	134,804
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000	154,726
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	300,000	311,859
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	65,000	79,428
PNC Funding,
Sr. Notes		3.63	2/8/15	360,000	362,556
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	105,000 a	158,782
Prudential Financial,
Sr. Unscd. Notes		4.75	9/17/15	185,000	190,642
Reed Elsevier Capital,
Gtd. Notes		4.63	6/15/12	320,000	337,189
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	110,000	137,453
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	235,000 a,c	332,481
Schering-Pough,
Gtd. Notes	EUR	5.38	10/1/14	140,000 a	210,004
Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	265,000	290,189
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	355,000	360,325
Sungard Data Systems,
Gtd. Notes		10.63	5/15/15	45,000	49,275
Time Warner Cable,
Gtd. Debs.		6.75	6/15/39	145,000	152,603
Time Warner Cable,
Gtd. Notes		8.75	2/14/19	140,000	173,906
U.S. Treasury, Notes		1.00	10/31/11	1,375,000	1,380,211
Verizon Communications,
Sr. Unscd. Notes		6.10	4/15/18	245,000	268,427
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	66,550	67,844
Waste Management,
Gtd. Notes		7.38	3/11/19	100,000	116,113
Wells Fargo & Co.,
Sr. Unscd. Notes		4.38	1/31/13	225,000	237,610
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	235,000 a	322,039
					26,379,688
Total Bonds and Notes
(cost $76,288,581)					78,191,049
				Principal
Short-Term Investments--.3%				Amount ($)	Value ($)
U.S. Treasury Bills
0.04%, 4/22/10
(cost $269,994)				270,000 [e]	269,978
				Face Amount
				Covered by
Options--.0%				Contracts ($)	Value ($)
Call Options
10-Year USD LIBOR-BBA
February 2011 @ 3.63
(cost $45,000)				3,000,000 [f]	33,115

Other Investment--2.4%				Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,865,850)	1,865,850 [g]	1,865,850

Investment of Cash Collateral for Securities Loaned--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $546,800)	546,800 [g]	546,800
Total Investments (cost $79,016,225)	102.8%	80,906,792
Liabilities, Less Cash and Receivables	(2.8%)	(2,211,836)
Net Assets	100.0%	78,694,956

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD-Canadian Dollar
EUR--Euro
GBP-British Pound
HUF--Hungary Forint
IDR--Indonesian Rupiah
JPY-Japanese Yen
MXN- Mexican New Peso
PLN-- Polish Zloty
SEK- Swedish Krona
b	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$528,969 and the total market value of the collateral held by the fund is $546,800.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities had a total market value of $9,434,422 or 12.0% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Held by broker as collateral for open financial futures positions.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $79,016,225. Net unrealized appreciation on investments was $1,890,56 of which $3,231,006 related to appreciated investment securities and $1,340,439 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	48.9
Corporate Bonds	45.5
Short-Term/Money Market Investments	3.4
Asset/Commercial Mortgage-Backed	3.2
U.S. Treasury	1.8
102.8
† Based on net assets.
See notes to financial statements.

At March 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Argentine Peso, Expiring 4/12/2010	2,950,000	760,407	761,016	609
Brazilian Real, Expiring 4/12/2010	1,370,000	763,274	768,477	5,203
Canadian Dollar, Expiring 4/28/2010	380,000	369,477	374,141	4,664
Indonesian Rupiah, Expiring 4/12/2010	7,064,140,000	760,402	774,587	14,185
Malaysian Ringgit, Expiring 4/28/2010	2,205,000	660,852	674,933	14,081
Norwegian Krone, Expiring 4/28/2010	3,800,000	640,280	638,567	(1,713)
Philippines Peso, Expiring 4/12/2010	34,990,000	759,497	773,266	13,769
Russian Ruble, Expiring, 4/12/2010	22,780,000	759,270	772,781	13,511
South Korean Won, Expiring 4/28/2010	773,680,000	678,458	683,034	4,576
Sales:		Proceeds ($)
Australian Dollar, Expiring 4/28/2010	830,000	758,836	759,343	(507)
Brazilian Real, Expiring 4/28/2010	2,990,000	1,649,382	1,671,642	(22,260)
British Pound, Expiring 4/28/2010	2,280,000	3,440,908	3,459,304	(18,396)
Euro, Expiring 4/28/2010	200,000	274,751	270,138	4,613
Euro, Expiring 4/28/2010	10,218,000	13,845,594	13,801,361	44,233
Euro, Expiring 4/28/2010	2,140,000	2,899,742	2,890,478	9,264
Euro, Expiring 4/28/2010	10,590,000	14,350,297	14,303,818	46,479
Euro, Expiring 4/28/2010	2,770,000	3,754,070	3,741,414	12,656
Hungary Forint, Expiring 4/28/2010	56,750,000	296,174	287,823	8,351
Hungary Forint, Expiring 4/28/2010	241,730,000	1,230,679	1,226,001	4,678
Japanese Yen, Expiring 4/28/2010	329,940,000	3,660,753	3,529,693	131,060
Japanese Yen, Expiring 4/28/2010	7,755,000	86,044	82,963	3,081
Japanese Yen, Expiring 4/28/2010	95,770,000	1,062,518	1,024,546	37,972
Japanese Yen, Expiring 4/28/2010	193,740,000	2,149,538	2,072,627	76,911
Japanese Yen, Expiring 4/28/2010	167,543,000	1,858,388	1,792,372	66,016
Mexican New Peso, Expiring 4/28/2010	9,685,000	767,341	781,183	(13,842)
Polish Zloty, Expiring 4/28/2010	1,360,000	474,910	474,945	(35)
Polish Zloty, Expiring 4/28/2010	910,000	316,005	317,794	(1,789)
Swedish Krona, Expiring 4/28/2010	6,820,000	948,909	944,574	4,335

Gross Unrealized Appreciation				520,247
Gross Unrealized Depreciation				(58,542)

STATEMENT OF FINANCIAL FUTURES
March 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2010 ($)
Financial Futures Short
10 Year Long Glit	1	(174,133)	June 2010	1,197
EURO - Bobl	7	(1,106,945)	June 2010	(1,676)
EURO - Bund	10	(1,666,036)	June 2010	(7,182)
U.S. Treasury 10 Year Notes	36	(4,185,000)	June 2010	23,494

Financial Futures Long
U.S. Treasury Long Bond	11	1,277,375	June 2010	6,002
U.S. Treasury 5 Year Notes	17	1,952,344	June 2010	(15,750)

Gross Unrealized Appreciation				30,693
Gross Unrealized Depreciation				(24,608)

STATEMENT OF OPTIONS WRITTEN
March 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,619,000	a	(57,261)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,365,000	a	(61,735)

Put Options:
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,619,000	a	(113,303)
10-Year USD LIBOR-BBA,

November 2012 @ 4.76	1,365,000	a	(82,617)
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	3,000,000	a	(21,771)
(Premiums received $439,125)			(336,687)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
8,180,000	CAD - 6 Month Libor	Merrill Lynch	(1.79)	3/25/2012	10,243.45	10,227
1,895,000	CAD - 6 Month Libor	Merrill Lynch	3.74	3/25/2020	2,886.56	2,896
1,570,000	USD - 3 Month Libor	JP Morgan	3.29	11/24/2018	(21,688.06)	(21,688)
360,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	43,013.57	42,740
219,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	42,134.50	41,993

Gross Unrealized Appreciation	97,856.00
Gross Unrealized Depreciation	(21,688.00)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices in active markets for identical investments.
Level 2- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
U.S. Treasury	-	1,650,189	-	1,650,189
Asset Backed	-	259,974	-	259,974
Corporate Bonds+	-	35,660,746	-	35,660,746
Foreign Government	-	38,470,167	-	38,470,167
Commercial Mortgage-Backed	-	2,289,751	-	2,289,751
Mutual Funds	2,412,650	-	-	2,412,650
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	520,247	-	520,247
Swaps	-	97,856	-	97,856
Options	-	33,115	-	33,115
Futures	30,693		-	30,693
Liabilities ($)
Forward Foreign Currency Exchange Contracts	-	(58,542)	-	(58,542)
Swaps	-	(21,688)	-	(21,688)
Options	-	(336,687)	-	(336,687)
Futures	(24,608)	-	-	(24,608)
+ See Statement of Investments for country and industry classification.
++Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
March 31, 2010 (Unaudited)
		Coupon	Maturity	Principal
Bonds and Notes--97.0%		Rate (%)	Date	Amount ($)	Value ($)
Australia--2.2%
Queensland Treasury,
Gov't Gtd. Notes, Ser. 13G	AUD	6.00	8/14/13	1,865,000 a	1,735,591
Rio Tinto Finance USA,
Gtd. Notes		5.88	7/15/13	225,000	247,504
Saint George Bank,
Sr. Unscd. Notes	EUR	6.50	6/24/13	150,000 a	228,069
					2,211,164
Bahrain--.2%
Kingdom of Bahrain,
Bonds		5.50	3/31/20	205,000 b	204,173
Belgium--1.7%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000 a	275,817
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	905,000 a	1,378,174
					1,653,991
Bermuda--.1%
Holcim Capital,
Gtd. Notes		6.88	9/29/39	120,000 b	126,819
Brazil--1.9%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	332,000 a	1,723,790
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	290,000 a,c	186,310
					1,910,100
Canada--1.9%
Barrick Gold,
Sr. Unscd. Notes		6.95	4/1/19	235,000	269,347
Bombardier,
Sr. Notes		7.75	3/15/20	270,000 b	283,500
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	585,000 a	855,327
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	215,000	264,450
Trans-Canada Pipelines,
Sr. Unscd. Notes		7.63	1/15/39	205,000	250,622
					1,923,246
Denmark--.5%
NYKREDIT,
Sub. Notes	EUR	4.90	9/29/49	365,000 a,d	458,481
Finland--.6%
Aktia Real Estate,
Bonds	EUR	4.13	6/11/14	450,000 a	642,592
France--4.9%
BNP Paribas,
Sr. Unscd. Notes	EUR	3.25	3/27/12	135,000 a	188,092
Electricite De France,
Sr. Unscd. Notes	EUR	5.00	5/30/14	150,000 a	223,236
GDF Suez,
Sr. Unscd. Notes	EUR	6.25	1/24/14	95,000 a	145,940
Government of France,
Bonds	EUR	4.00	10/25/14	922,000 a	1,344,004
Government of France,

Bonds	EUR	4.25	10/25/18	911,000 a	1,330,876
Lafarge,
Sr. Unscd. Notes	EUR	5.50	12/16/19	95,000 a	130,517
PPR,
Sr. Unscd. Notes	EUR	8.63	4/3/14	245,000 a	397,453
Societe Generale,
Jr. Sub. Notes	EUR	7.76	5/29/49	50,000 a,d	67,871
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	250,000 a	367,369
Societe Generale,
Sub. Notes	EUR	6.13	8/20/18	150,000 a	232,299
Veolia Environnement,
Sr. Unsub. Notes	EUR	6.13	11/25/33	170,000 a	261,772
Veolia Environnement,
Sr. Unscd. Notes	EUR	6.75	4/24/19	150,000 a	243,567
					4,932,996
Germany--4.5%
Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.25	7/4/18	1,650,000 a	2,446,044
Deutsche Bank,
Sr. Unscd. Notes	EUR	5.13	8/31/17	250,000 a	373,766
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000 a,b	622,585
Heidelbergcement,
Gtd. Notes	EUR	8.50	10/31/19	720,000 a	1,017,431
					4,459,826
Greece--.9%
Hellenic Republic,
Sr. Unscd. Bonds	EUR	4.60	9/20/40	440,000 a	440,374
Hellenic Republic,
Bonds	EUR	6.25	6/19/20	385,000 a	499,701
					940,075
Hungary--1.9%
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	162,000,000 a	807,299
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	219,700,000 a	1,126,282
					1,933,581
Indonesia--1.9%
Indonesia Government,
Notes	IDR	11.50	9/15/19	6,000,000,000 a	769,993
Indonesia Government,
Notes	IDR	11.50	9/15/19	2,220,000,000 a,e	284,898
Indonesia Government,
Bonds, Ser. FR23	IDR	11.00	12/15/12	7,436,000,000 a	884,190
					1,939,081
Ireland--.3%
Principal Financial Global Funding II,
Sr. Scd. Notes	EUR	4.50	1/26/17	250,000 a	324,786
Italy--9.5%
Atlantia,
Gtd. Notes	EUR	5.63	5/6/16	395,000 a	590,963
Buoni Poliennali Del Tes,
Bonds	EUR	3.75	8/1/15	5,900,000 a	8,372,935
Enel-Societa Per Azioni,
Notes	EUR	5.63	6/21/27	165,000 a	245,545
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	150,000 a	247,447
					9,456,890
Japan--9.9%
Development Bank of Japan,

Gov't Gtd. Notes	JPY	1.05	6/20/23	11,000,000 a	106,676
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.70	9/20/22	263,000,000 a	2,789,150
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000 a	960,105
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	260,900,000 a	2,934,203
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	318,400,000 a	3,051,838
					9,841,972
Luxembourg--1.2%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	245,000 b	242,587
Finmeccanica,
Gtd. Bonds	EUR	5.25	1/21/22	280,000 a	397,318
Holcim US Finance,
Gtd. Notes		6.00	12/30/19	170,000 b	176,869
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	260,000 a,b	391,556
					1,208,330
Mexico--2.2%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	290,000 b	287,351
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	18,235,000 a	1,505,849
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	3,780,000 a	360,825
					2,154,025
Netherlands--7.9%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	350,000 a	478,105
Daimler International Finance,
Gtd. Notes, Ser. 6	EUR	6.88	6/10/11	240,000 a	344,008
Deutsche Telekom International Finance,
Gtd. Notes	EUR	5.75	4/14/15	205,000 a	310,761
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	240,000 a	357,066
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	140,000 a	205,405
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000 a	266,566
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000 a	226,343
ING Bank,
Sub. Notes	EUR	5.50	1/4/12	150,000 a	212,342
Netherlands Government,
Bonds	EUR	4.00	7/15/18	1,030,000 a	1,487,330
Netherlands Government,
Bonds	EUR	4.00	1/15/37	2,190,000 a	2,993,631
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	275,000 a	401,198
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	250,000 a	411,175
Volkswagen International Finance,
Gtd. Notes	EUR	4.88	5/22/13	140,000 a	202,233
					7,896,163
Norway--.2%
DNB Nor Bank,
Sub. Notes	EUR	0.86	5/30/17	150,000 a,d	195,610
Poland--1.0%
Poland Government,

Bonds, Ser. 0413	PLN	5.25	4/25/13	2,695,000 a	961,670
South Korea--.2%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000 a	224,875
Spain--1.6%
Santander International,
Bank Gtd. Notes	EUR	5.63	2/14/12	100,000 a	143,946
Spanish Government,
Sr. Unsub. Bonds	EUR	4.10	7/30/18	1,060,000 a	1,484,818
					1,628,764
Supranational--.6%
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000 a	603,189
Sweden--3.5%
Svenska Handelsbanken,
Jr. Sub. Notes	EUR	4.19	12/29/49	700,000 a,d	874,551
Svenska Handelsbanken AB,
Sr. Notes		5.13	3/30/20	207,000 b	207,431
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000 a	912,761
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	9,950,000 a	1,504,963
					3,499,706
Switzerland--.8%
Credit Suisse Group Capital II,
Bank Gtd. Notes	EUR	7.97	12/29/49	160,000 a,d	219,347
Credit Suisse Group Capital V,
Bank Gtd. Notes	EUR	6.91	11/29/49	245,000 a,d	338,357
Credit Suisse London,
Sr. Unscd. Notes	EUR	6.13	5/16/14	130,000 a	197,162
					754,866
United Kingdom--9.7%
ASIF III Jersey,
Sr. Scd. Notes	EUR	5.50	3/7/11	275,000 a	377,827
Barclays Bank,
Sub. Notes	EUR	4.88	12/29/49	210,000 a,d	231,165
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	270,000 a	392,692
BAT International Finance,
Gtd. Notes	EUR	5.38	6/29/17	140,000 a	210,157
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	240,000 a	399,068
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	600,000 a	832,681
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	450,000 a	689,528
Lloyds TSB Bank,
Bank Gtd. Bonds		4.38	1/12/15	285,000 b	281,247
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	275,000 a	401,298
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	105,000	116,904
National Grid Gas PLC,
Gtd. Notes	GBP	7.00	12/16/24	135,000 a	237,549
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	150,000 a	259,814
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	395,000 a	565,877
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	2,110,000 a	3,072,522
United Kingdom Gilt,

Bonds	GBP	4.50	3/7/19	840,000 a	1,338,797
Vodafone Group,
Sr. Unscd. Notes	GBP	8.13	11/26/18	150,000 a	279,427
					9,686,553
United States--25.2%
AES,
Sr. Unscd. Notes		7.75	10/15/15	190,000	194,275
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	320,000	319,968
American Express,
Sr. Unscd. Notes		7.25	5/20/14	160,000	181,486
Ameristar Casinos,
Gtd. Notes		9.25	6/1/14	75,000	78,938
Aramark,
Gtd. Notes		8.50	2/1/15	455,000 c	467,513
AT&T,
Sr. Unscd. Notes	EUR	6.13	4/2/15	100,000 a	153,611
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	180,000	194,491
Ball,
Gtd. Notes		7.38	9/1/19	365,000	386,444
Bank of America,
Sr. Unscd. Notes		7.38	5/15/14	390,000	438,964
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.46	4/12/38	250,000 d	261,978
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	55,000 d	56,118
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	500,000 d	515,815
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	245,000 a	359,577
BNP Paribas Capital Trust VI,
Sub. Bonds	EUR	5.87	10/16/49	250,000 a,d	335,980
Bombardier,
Sr. Unscd. Notes		6.30	5/1/14	200,000 b	208,500
Capital One Capital VI,
Gtd. Notes		8.88	5/15/40	115,000	126,188
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	200,000 a	286,241
Cargill,
Sr. Unscd. Notes	EUR	6.25	7/24/15	250,000 a	387,348
CC Holdings GS V,
Sr. Scd. Notes		7.75	5/1/17	380,000 b	416,100
Chesapeake Energy,
Gtd. Notes		7.50	9/15/13	230,000	234,025
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	352,000 a	463,546
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	360,000	368,428
Citigroup,
Sr. Unscd. Notes	EUR	7.38	9/4/19	315,000 a	485,732
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.70	12/10/49	325,000 d	324,239
Consol Energy,
Gtd. Notes		8.00	4/1/17	145,000 b,e	149,713
Consol Energy,
Gtd. Notes		8.25	4/1/20	180,000 b,e	185,850
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	375,000 b	401,250
Delhaize Group,
Gtd. Notes		6.50	6/15/17	198,000	218,992
Discover Financial Services,

Sr. Unscd. Notes		10.25	7/15/19	53,000	63,156
Discovery Communications,
Gtd. Notes		5.63	8/15/19	230,000	240,536
Dish DBS,
Gtd. Notes		7.13	2/1/16	135,000	138,206
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	165,000	199,936
Duke Realty,
Sr. Unscd. Notes		6.75	3/15/20	218,000 e	222,279
Echostar DBS,
Gtd. Notes		7.75	5/31/15	395,000	414,750
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	410,000	420,492
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	220,000	256,155
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	190,000	187,443
EQT,
Sr. Unscd. Notes		8.13	6/1/19	155,000	184,454
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	260,000	289,638
Frontier Communications,
Sr. Unscd. Notes		8.13	10/1/18	235,000	236,175
GE Capital Trust IV,
Sub. Bonds	EUR	4.63	9/15/66	215,000 a,d	243,929
General Electric Capital,
Sr. Unscd. Notes		5.50	1/8/20	360,000	367,986
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	145,000 b	150,800
GMAC Commercial Mortgage Securities,
Ser. 2003-C3, Cl. A2		4.22	4/10/40	79,022	79,451
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	160,510	165,197
Goldman Sachs Group,
Sr. Unscd. Notes		7.50	2/15/19	280,000	320,513
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	585,000	634,725
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	405,000 b	413,205
HCA,
Sr. Scd. Notes		7.88	2/15/20	190,000 b	199,381
Ipalco Enterprises,
Sr. Scd. Notes		7.25	4/1/16	330,000 b	344,025
Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	370,000	386,650
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.75	5/1/13	280,000	298,661
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	6.13	4/1/14	200,000 a	303,037
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		5.80	3/1/21	40,000	41,891
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	170,000	191,059
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	255,000 a	389,818
Lamar Media,
Gtd. Notes		6.63	8/15/15	426,000	415,883
Lear,
Gtd. Notes		7.88	3/15/18	85,000	86,381
Lear,
Gtd. Notes		8.13	3/15/20	165,000	168,506
Levi Strauss & Co.,

Sr. Unscd. Notes	EUR	8.63	4/1/13	150,000 a	209,690
Masco,
Sr. Unscd. Notes		7.13	3/15/20	460,000	465,503
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4		5.91	6/12/46	185,000 d	194,747
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	8/12/10	149,298	151,641
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	4/10/13	200,000 b	214,870
Metropolitan Life Global Funding I,
Sr. Scd. Notes		5.13	6/10/14	235,000 b	249,143
MGM Mirage,
Sr. Scd. Notes		11.13	11/15/17	400,000 b	452,000
Morgan Stanley,
Sr. Unscd. Notes	EUR	5.50	10/2/17	145,000 a	204,539
Mosaic,
Sr. Unscd. Notes		7.38	12/1/14	160,000 b	171,263
New Communications Holdings,
Sr. Notes		8.25	4/15/17	195,000 b,e	199,388
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	194,000	196,425
Newfield Exploration,
Sr. Sub. Notes		7.13	5/15/18	25,000	25,500
News America,
Gtd. Notes		6.90	3/1/19	220,000	250,446
NRG Energy,
Gtd. Notes		7.38	1/15/17	400,000	397,000
Peabody Energy,
Gtd. Notes, Ser. B		6.88	3/15/13	120,000	121,950
Peabody Energy,
Gtd. Notes		7.38	11/1/16	255,000	270,938
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	465,000 b,c	474,300
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	485,000	474,133
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	185,000	192,313
PNC Funding,
Sr. Notes		3.63	2/8/15	460,000	463,266
Procter & Gamble,
Sr. Unscd. Notes	EUR	5.13	10/24/17	135,000 a	204,149
Prudential Financial,
Sr. Unscd. Notes		4.75	9/17/15	204,000	210,221
Reynolds Group Escrow,
Sr. Scd. Notes	EUR	7.75	10/15/16	305,000 a,b	431,518
Roche Holdings,
Gtd. Notes	EUR	5.63	3/4/16	130,000 a	199,775
Schering-Plough,
Sr. Unscd. Notes	EUR	5.00	10/1/10	85,000 a	117,249
Schering-Pough,
Gtd. Notes	EUR	5.38	10/1/14	200,000 a	300,005
Simon Property Group,
Sr. Unscd. Notes		6.75	5/15/14	315,000	344,941
Staples,
Gtd. Notes		9.75	1/15/14	340,000	412,527
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	445,000	451,675
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	82,280	83,880
Willis North America,
Gtd. Notes		6.20	3/28/17	18,000	18,261
Windstream,

Gtd. Notes		7.88	11/1/17	305,000	301,950
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	285,000 a	390,558
					25,101,392
Total Bonds and Notes
(cost $94,822,676)					96,874,916

Short-Term Investments--.5%
U.S. Treasury Bills
0.04%, 4/22/10
(cost $519,988)				520,000 [f]	519,957
				Face Amount
				Covered by
Options--.0%				Contracts ($)	Value ($)
Call Options
10-Year USD LIBOR-BBA
February 2011 @ 3.63
(cost $48,300)				3,220,000 [g]	35,544

Other Investment--2.2%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,215,334)				2,215,334 [h]	2,215,334

Investment of Cash Collateral for Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $562,650)				562,650 [h]	562,650
Total Investments (cost $98,168,948)				100.3%	100,208,401
Liabilities, Less Cash and Receivables				(.3%)	(343,809)
Net Assets				100.0%	99,864,592

a	Principal amount stated in U.S. Dollars unless otherwise noted:
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
EUR--Euro
GBP--British Pound
HUF--Hungary Forint
IDR--Indonesian Rupiah
JPY--Japanese Yen
MXN--Mexican New Peso
PLN-- Polish Zloty
SEK--Swedish Krona
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities had a total market value of $7,485,424 or 7.5% of net assets.
c	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$544,686 and the total market value of the collateral held by the fund is $562,650.
d	Variable rate security--interest rate subject to periodic change.
e	Purchased on a forward commitment basis.
f	Held by broker as collateral for open financial futures positions.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

BBA--British Bankers Association

LIBOR--London Interbank Offered Rate

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $98,168,948. Net unrealized appreciation on investments was $2,039,453 of which $3,955,193 related to appreciated investment securities and $1,915,740 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	50.5
Corporate Bonds	44.3
Short-Term/Money Market Investments	3.3
Asset/Commercial Mortgage-Backed	2.2
Options	-
100.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	3/31/2010($)
Financial Futures Long
Euro - Bobl	24	3,795,240	June 2010	6,617
U.S. Treasury 5 Year Notes	3	344,531	June 2010	(1,787)
Financial Futures Short
10 Year Long Gilt	3	(522,398)	June 2010	3,627
Euro - Bund	2	(333,207)	June 2010	(1,331)
U.S. Treasury 10 Year Notes	138	(16,042,500)	June 2010	133,554
U.S. Long Bond	14	(1,625,750)	June 2010	19,662

Gross Unrealized Appreciation	163,460
Gross Unrealized Depreciation	(3,118)

STATEMENT OF OPTIONS WRITTEN	-
March 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,963,000	a	(69,427)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,730,000	a	(78,242)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	3,220,000	a	(23,368)
10-Year USD LIBOR-BBA,
September 2012 @ 4.47	1,963,000	a	(137,377)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,730,000	a	(104,709)
(Premiums received $535,969)			(413,123)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a Non-income producing security.

At March 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Argentine Peso, Expiring 4/12/2010	3,560,000	917,644	918,379	735
Brazilian Real, Expiring 4/12/2010	1,650,000	919,271	925,537	6,266
Canadian Dollar, Expiring 4/28/2010	60,000	58,339	59,075	736
Euro, Expiring 4/1/2010	337,358	453,409	455,655	2,246
Indonesian Rupiah, Expiring 4/12/2010	8,545,670,000	919,878	937,038	17,160
Malaysian Ringgit, Expiring 4/28/2010	2,685,000	804,711	821,857	17,146
Norwegian Krone, Expiring 4/28/2010	7,620,000	1,283,931	1,280,495	(3,436)
Philippines Peso, Expiring 4/12/2010	42,330,000	918,819	935,478	16,659
Russian Ruble, Expiring 4/12/2010	27,550,000	918,257	934,597	16,340
South Korea Won, Expiring 4/28/2010	942,620,000	826,606	832,182	5,576

Sales:		Proceeds ($)
Australian Dollar, Expiring 4/28/2010	1,915,000	1,750,808	1,751,978	(1,170)
Brazilian Real, Expiring 4/28/2010	3,385,000	1,867,277	1,892,477	(25,200)
British Pound, Expiring 4/28/2010	3,845,000	5,802,759	5,833,782	(31,023)
Euro, Expiring 4/28/2010	540,000	727,888	729,374	(1,486)
Euro, Expiring 4/28/2010	17,090,000	23,157,292	23,083,311	73,981
Euro, Expiring 4/28/2010	2,310,000	3,130,096	3,120,096	10,000
Euro, Expiring 4/28/2010	13,505,000	18,300,355	18,241,083	59,272
Euro, Expiring 4/28/2010	3,435,000	4,655,318	4,639,624	15,694
Euro, Expiring 4/28/2010	430,000	576,110	580,797	(4,687)
Euro, Expiring 4/28/2010	340,000	456,974	459,235	(2,261)
Hungary Forint, Expiring 4/28/2010	69,390,000	362,142	351,931	10,211
Hungary Forint, Expiring 4/28/2010	292,580,000	1,489,563	1,483,901	5,662
Japanese Yen, Expiring 4/28/2010	362,680,000	4,024,010	3,879,944	144,066
Japanese Yen, Expiring 4/28/2010	3,285,000	36,448	35,143	1,305
Japanese Yen, Expiring 4/28/2010	369,640,000	4,100,960	3,954,403	146,557
Japanese Yen, Expiring 4/28/2010	167,125,000	1,854,245	1,787,900	66,345
Japanese Yen, Expiring 4/28/2010	108,820,000	1,207,032	1,164,154	42,878
Mexican New Peso, Expiring 4/28/2010	11,580,000	917,482	934,032	(16,550)
Polish Zloty, Expiring 4/28/2010	1,670,000	583,162	583,205	(43)
Polish Zloty, Expiring 4/28/2010	1,090,000	378,512	380,655	(2,143)
Swedish Krona, Expiring 4/28/2010	7,160,000	996,215	991,664	4,551

Gross Unrealized Appreciation				663,386
Gross Unrealized Depreciation				(87,999)

At March 31, 2010, the fund held the following swap contracts:
						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
10,100,000	CAD - 6 Month Libor	Merrill Lynch	(1.79)	3/25/2012	12,647.79	12,627
2,340,000	CAD - 6 Month Libor	Merrill Lynch	3.74	3/25/2020	3,564.42	3,577
1,080,000	GBP - 6 Month Libor	JP Morgan	6.30	6/18/2011	129,040.49	128,219
595,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	1/19/2012	114,474.68	114,091
240,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	2/16/2019	(38,024.06)	(38,091)
304,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	7/28/2016	235,696.57	235,384

Gross Unrealized Appreciation						493,898
Gross Unrealized Depreciation						(38,091)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	319,968	-	319,968
Commercial Mortgage-Backed	-	1,833,066	-	1,833,066
Corporate Bonds†	-	44,866,783	-	44,866,783
Foreign Government	-	49,855,099	-	49,855,099
Money Market Investments	2,777,984	-	-	2,777,984
U.S. Treasury	-	519,957	-	519,957
Other Financial Instruments:††	-	-	-	-
Forward Foreign Currency Exchange Contracts	-	663,386	-	663,386
Swaps	-	493,898	-	493,898
Options	-	35,544	-	35,544
Futures	163,460	-	-	163,460
Liabilities ($)
Other Financial Instruments:††
Forward Foreign Currency Exchange Contracts	-	(87,999)	-	(87,999)
Swaps	-	(38,091)	-	(38,091)
Options	-	(413,123)	-	(413,123)
Futures	(3,118)	-	-	(3,118)

† See Statement of Investments for country and industry classification.
†† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)